Other Long-term Liabilities - Summary of Other Long-term Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Long-term duties and levies payable relating to finance leases	¥ 908	¥ 1,159
Deferred gains relating to government grants	91	121
Provision for early retirement benefit obligations and other benefit obligations	315	251
Other long-term payables	1,227	659
Other long-term liabilities	2,541	2,190
Less: current portion included in other payables and accruals (Note 36)	(293)	(235)
Non-current portion	¥ 2,248	¥ 1,955